Income Taxes (Tables)	12 Months Ended
Jan. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income from Continuing Operations Before Income Taxes

(Loss) income from continuing operations before income taxes consisted of the following:

	Years Ended January 31,
(in thousands)	2014	2013	2012
Domestic	$(73,009)	$(60,745)	$(98,480)
Foreign	(2,763)	35,412	52,441

Total	$(75,772)	$(25,333)	$(46,039)

Components of Income Tax (Benefit) Expense from Continuing Operations

Components of income tax (benefit) expense from continuing operations were as follows:

	Years Ended January 31,
(in thousands)	2014	2013	2012
Currently due:
U.S. federal	$(5,926)	$(1,049)	$5,624
State and local	(460)	(278)	1,729
Foreign	10,990	12,564	20,349

	4,604	11,237	27,702

Deferred:
U.S. federal	44,352	(19,582)	(16,556)
State and local	4,247	(1,430)	(3,773)
Foreign	43	(268)	1,261

	48,642	(21,280)	(19,068)

Total	$53,246	$(10,043)	$8,634

Reconciliation of Income Tax Expense to Statutory Federal Rate

A reconciliation of the total income tax (benefit) expense from continuing operations to the statutory federal rate is as follows for the years ended January 31:

	2014		2013		2012
(in thousands)	Amount	Effective Rate	Amount	Effective Rate	Amount	Effective Rate
Income tax at statutory rate	$(26,520)	35.0%	$(8,866)	35.0%	$(16,114)	35.0%
State income tax, net	(2,834)	3.7	(1,156)	4.6	(1,383)	3.0
Difference in tax expense resulting from:
Nondeductible goodwill impairment	4,781	(6.3)	—	—	22,500	(48.9)
Nondeductible expenses	4,921	(6.5)	960	(3.8)	1,257	(2.7)
Loss on remeasurement of equity method investment	—	—	2,697	(10.7)	—	—
Taxes on foreign affiliates	12,178	(16.1)	(4,707)	18.6	(7,141)	15.5
Taxes on foreign operations	(13,385)	17.6	4,698	(18.5)	2,002	(4.3)
Valuation allowance	78,141	(103.1)	(1,731)	6.8	5,219	(11.3)
Tax benefit related to tax expenses recorded on discontinued operations and equity	(10,821)	14.3	—	—	—	—
Changes in uncertain tax provisions	5,330	(7.0)	(1,166)	4.6	2,997	(6.5)
Other	1,455	(1.9)	(772)	3.0	(703)	1.4

Total	$53,246	(70.3)%	$(10,043)	39.6%	$8,634	(18.8)%

Schedule of Deferred Income Taxes

The sources of these differences and their cumulative tax effects were as follows:

	Years Ended January 31,
(in thousands)	2014	2013
Accruals and reserves	$30,674	$35,234
Share based compensation	5,106	5,988
Tax deductible goodwill	3,141	4,916
Foreign tax credit carryforwards	24,174	20,954
Tax loss carryforwards	35,301	7,526
Cumulative translation adjustment	4,718	4,528
Other assets	1,865	2,046

Total deferred tax asset	104,979	81,192

Valuation allowance	(72,487)	(9,354)

Buildings, machinery and equipment	(16,488)	(16,207)
Convertible Notes	(7,105)	—
Unremitted foreign earnings	(11,188)	(3,636)
Other liabilities	(3,876)	(2,729)

Total deferred tax liability	(38,657)	(22,572)

Net deferred tax liability	$(6,165)	$49,266

Summary of Tax Losses and Tax Credit Carryforwards

Layne had the following tax losses and tax credit carryforwards at January 31, 2014 as:

(dollars in millions)	Expiration	Amount	Valuation Amount
Federal net operating losses	2034	$23.9	$(23.9)
State net operating losses	2024-2034	4.9	(4.9)
Other foreign tax loss carryforward	2019-2029	6.5	(6.5)
Federal foreign tax credit carryforwards	2018-2022	9.7	(9.7)
Federal foreign tax credit carryforwards	2023-2024	14.5	(14.5)

Total		$59.5	$(59.5)

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits, Excluding Penalties and Interest

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, excluding penalties and interest is as follows:

(in thousands)	2014	2013	2012
Balance, beginning of year	$11,996	$13,322	$12,016
Additions based on tax positions related to current year	766	2,501	2,534
Additions for tax positions of prior years	4,450	34	767
Settlement with tax authorities	(1)	(1,087)	(1,070)
Reductions for tax positions of prior years	(341)	—	(214)
Reductions due to the lapse of statutes of limitation	(1,558)	(2,774)	(711)

Balance, end of year	$15,312	$11,996	$13,322